Income from operations - Disaggregation of Sales per segment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income from operations [Line Items]
Revenue from contracts with customers	€ 17,779	€ 17,435	€ 16,738
Revenue From Other Sources	390	391	418
Revenue	18,169	17,827	17,156
Diagnosis & Treatment [Member]
Income from operations [Line Items]
Revenue from contracts with customers	8,742	8,234	7,776
Revenue From Other Sources	76	55	50
Revenue	8,818	8,290	7,825
Connected Care [Member]
Income from operations [Line Items]
Revenue from contracts with customers	4,824	4,932	5,002
Revenue From Other Sources	314	336	369
Revenue	5,138	5,268	5,371
Personal Health [Member]
Income from operations [Line Items]
Revenue from contracts with customers	3,602	3,626	3,429
Revenue	3,602	3,626	3,429
Other [Member]
Income from operations [Line Items]
Revenue from contracts with customers	612	643	530
Revenue From Other Sources	0	0	0
Revenue	612	643	530
Goods or services transferred at point in time [member]
Income from operations [Line Items]
Revenue from contracts with customers	12,569	12,263	12,142
Goods or services transferred at point in time [member] | Diagnosis & Treatment [Member]
Income from operations [Line Items]
Revenue from contracts with customers	5,762	5,285	5,120
Goods or services transferred at point in time [member] | Connected Care [Member]
Income from operations [Line Items]
Revenue from contracts with customers	2,970	3,079	3,399
Goods or services transferred at point in time [member] | Personal Health [Member]
Income from operations [Line Items]
Revenue from contracts with customers	3,586	3,615	3,423
Goods or services transferred at point in time [member] | Other [Member]
Income from operations [Line Items]
Revenue from contracts with customers	251	284	200
Goods or services transferred over time [member]
Income from operations [Line Items]
Revenue from contracts with customers	5,210	5,172	4,596
Goods or services transferred over time [member] | Diagnosis & Treatment [Member]
Income from operations [Line Items]
Revenue from contracts with customers	2,978	2,950	2,656
Goods or services transferred over time [member] | Connected Care [Member]
Income from operations [Line Items]
Revenue from contracts with customers	1,854	1,853	1,604
Goods or services transferred over time [member] | Personal Health [Member]
Income from operations [Line Items]
Revenue from contracts with customers	16	11	6
Goods or services transferred over time [member] | Other [Member]
Income from operations [Line Items]
Revenue from contracts with customers	€ 361	€ 357	€ 330